Intangible Assets - Summary of CGUs Key Assumptions Used in Value in Use Calculation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Carrying amount of goodwill	$ 308,033	$ 311,273
Avianca Ecuador S.A [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Carrying amount of goodwill	32,979	32,979
Impairment losses	$ 0	$ 0
Duration of planning period	5 years	5 years
Revenue growth p.a. after planning period	4.40%	6.90%
Operating Income after planning period	5.90%	13.20%
Capital expenditures after planning period	10.00%	7.00%
Business Enterprise Value	$ 274,720	$ 231,008
Discount rate	12.32%	13.03%
Avianca Ecuador S.A [member] | Bottom of Range [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Impairment losses	$ 0	$ 0
Revenue growth p.a. over planning period	(0.60%)	1.90%
Operating income over planning period	4.90%	8.50%
Capital expenditures over planning period	9.00%	3.00%
Avianca Ecuador S.A [member] | Top of Range [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Impairment losses	$ 0	$ 0
Revenue growth p.a. over planning period	8.90%	11.70%
Operating income over planning period	17.70%	14.90%
Capital expenditures over planning period	17.00%	13.00%
Grupo Taca Holdings Limited [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Carrying amount of goodwill	$ 234,779	$ 234,779
Impairment losses	$ 0	$ 0
Duration of planning period	5 years	5 years
Revenue growth p.a. after planning period	4.40%	12.90%
Operating Income after planning period	32.00%	5.20%
Capital expenditures after planning period	8.00%	5.00%
Business Enterprise Value	$ 2,142,073	$ 1,886,880
Discount rate	13.44%	14.48%
Grupo Taca Holdings Limited [member] | Bottom of Range [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Impairment losses	$ 0	$ 0
Revenue growth p.a. over planning period	1.30%	4.30%
Operating income over planning period	(30.00%)	1.80%
Capital expenditures over planning period	9.00%	4.00%
Grupo Taca Holdings Limited [member] | Top of Range [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Impairment losses	$ 0	$ 0
Revenue growth p.a. over planning period	9.60%	17.80%
Operating income over planning period	2.20%	5.20%
Capital expenditures over planning period	13.00%	11.00%
Tampa Cargo S.A.S. [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Carrying amount of goodwill	$ 40,276	$ 40,276
Impairment losses	$ 0	$ 0
Duration of planning period	5 years	5 years
Revenue growth p.a. after planning period	3.90%	5.50%
Operating Income after planning period	15.30%	11.40%
Capital expenditures after planning period	6.00%	6.60%
Business Enterprise Value	$ 759,450	$ 772,027
Discount rate	9.36%	9.60%
Tampa Cargo S.A.S. [member] | Bottom of Range [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Impairment losses	$ 0	$ 0
Revenue growth p.a. over planning period	0.40%	0.80%
Operating income over planning period	8.40%	8.90%
Capital expenditures over planning period	2.00%	0.30%
Tampa Cargo S.A.S. [member] | Top of Range [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Impairment losses	$ 0	$ 0
Revenue growth p.a. over planning period	1.90%	3.70%
Operating income over planning period	13.90%	12.30%
Capital expenditures over planning period	10.00%	7.70%